Stockholders' Equity (Details) - $ / shares				1 Months Ended	3 Months Ended	5 Months Ended
	Nov. 04, 2016		Oct. 13, 2016	Oct. 16, 2016	Mar. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Vested					175,000		175,000
Weighted Average, Stock awards granted					$ 1.01		$ 0.88
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards granted			62,041	245,434		12,209,677	12,209,677
Shares, Remeasurement	5,837,788	[1]				1,007,633
Shares, Vested							0
Shares, Forfeited							0
Shares, Unvested					12,517,152	12,517,152	12,517,152
Shares, Expected to vest					12,517,152	12,517,152	12,517,152
Weighted Average, Stock awards granted			$ 0.70	$ 0.70		$ 0.20	$ 0.20
Weighted Average, Remeasurement	$ 0.43					0.06
Weighted Average, Vested							0
Weighted Average, Forfeited							0
Weighted Average, Unvested					$ 0.47	0.47	0.41
Weighted Average, Expected to vest					$ 0	$ 0	$ 0

[1]	The number of shares Remeasured as of November 4, 2016 reflect the effect of the Monte Carlo simulation determination of the estimated number of shares expected to be released from the performance condition escrow. This estimate will be reevaluated at each quarter end until the final outcome of the performance condition is satisfied on December 31, 2017.